Nationwide Mutual Funds

1000 Continental Drive, Suite 400

King of Prussia, PA 19406

Nationwide Fund Distributors LLC

1000 Continental Drive, Suite 400

King of Prussia, PA 19406

December 13, 2010

VIA EDGAR TRANSMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

RE:	Nationwide Mutual Funds –
Registration Statement on Form N-14 (File Number: 333-170575)
Request for Acceleration and Selective Review

Dear Sir or Madam:

Filed herewith is Pre-Effective Amendment No. 1 (the “Amendment”) to the registration statement on Form N-14 (the “Registration Statement”) of Nationwide Mutual Funds (the “Registrant”) filed on November 12, 2010 pursuant to Rule 488 under the Securities Act of 1933, as amended (the “1933 Act”). The Registration Statement was filed to register Class A, Class B, Class C and Class R2 shares of beneficial interest, without par value, of the Nationwide Fund, a series of the Registrant, that will be issued to the shareholders of the Nationwide Large Cap Value Fund, the “Large Cap Value Fund”), a series of the Registrant, in connection with the transfer of substantially all of the assets of the Large Cap Value Fund to the Nationwide Fund in exchange for Class A, Class B, Class C and Class R2 shares of beneficial interest of the Nationwide Fund pursuant to the Plan of Reorganization that will be voted on by shareholders of the Large Cap Value Fund at a meeting of shareholders that is currently scheduled to be held on February 16, 2011. The Amendment is being filed to respond to comments from Mr. John Grzeskiewicz and Ms. Christine DiAngelo, both staff of the Securities and Exchange Commission (the “Commission”).

Pursuant to the requirements of Rule 461 under the 1933 Act, the undersigned officers of the Registrant and its principal underwriter, Nationwide Fund Distributors LLC, respectfully request that the effectiveness of the Registrant’s Registration Statement, as amended by the Pre-Effective Amendment, be accelerated to Monday, December 13, 2010, or as soon as practicable thereafter. It is our understanding that Mr. Grzeskiewicz and Ms. DiAngelo have previously discussed the possible acceleration of the Registration Statement, as amended by the Pre-Effective Amendment, with Peter M. Hong of Stradley Ronon Stevens & Young, LLP.

Filing Desk

U.S. Securities and Exchange Commission

December 13, 2010

Acceleration of the effectiveness of the Amendment is necessary so that the Registrant may deliver the Registration Statement to shareholders, as discussed in the Registration Statement, on or about December 15, 2010, in order to allow sufficient time to receive shareholder approval for the proposed reorganization of the Large Cap Value Fund into the Nationwide Fund.

In connection with this request for acceleration, the Registrant acknowledges that: (i) the Registrant is responsible for the adequacy and accuracy of the disclosure in the Registrant’s filing; (ii) should the Commission or the staff, acting pursuant to delegated authority, declare the filing effective, it does not foreclose the Commission from taking any action with respect to the filing; (iii) the action of the Commission or the staff, acting pursuant to delegated authority, in declaring the filing effective, does not relieve the Registrant from its full responsibility for the adequacy and accuracy of the disclosure in the filing; and (iv) the Registrant may not assert this action as a defense in any proceeding initiated by the Commission under the federal securities laws of the United States.

Thank you for your prompt attention to the request for acceleration of the effective date of the Amendment and the request for selective review. Please contact Peter Hong at (202) 419-8429 if you have any questions or need further information.

Sincerely,

/s/ Allan J. Oster	/s/ Lee T. Cummings
Name: Allan J. Oster Title: Assistant Secretary Nationwide Mutual Funds	Name: Lee T. Cummings Title: Senior Vice President Nationwide Fund Distributors LLC